Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	£ 130	£ 123
- deferred	27	32
Share awards - not deferred	10	11
- deferred	24	30
Total discretionary bonus	191	196
Expenses charged in the year [member]
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	130	123
- deferred	10	12
Share awards - not deferred	10	11
- deferred	9	13
Total discretionary bonus	159	159
Expenses deferred to future periods [member]
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	0
- deferred	17	20
Share awards - not deferred	0
- deferred	15	17
Total discretionary bonus	£ 32	£ 37